Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Ardmore Shipping Corp
Title of 12(b) Security	Common stock
Trading Symbol	ASC
Security Exchange Name	NYSE
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	33,186,603
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001577437
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Amendment Flag	false